UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

Item 1.	Reports to Stockholders.

Annual Report

December 31, 2004

Templeton Immediate Variable Annuity

•	Franklin Templeton Variable Insurance Products Trust Templeton Growth Securities Fund – Class 1

•	TIVA Separate Account

TEMPLETON IMMEDIATE VARIABLE ANNUITY

SEMIANNUAL REPORT

TABLE OF CONTENTS

Important Notes to Performance Information	i
*Prospectus Supplement for All Funds	SUPP-1
Fund Summary
Performance	TG-1
Manager’s Discussion	TG-3
Financial Highlights	TG-7
Statement of Investments	TG-9
Financial Statements	TG-14
Notes to Financial Statements	TG-17
Templeton Immediate Variable Annuity Separate Account Financials	SA-1
Index Descriptions	I-1
Board Members and Officers	BOD-1
Shareholder Information	SI-1

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

TIVA AR04 02-05

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED FEBRUARY 9, 2005

TO THE PROSPECTUSES DATED MAY 1, 2004, OF:

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL CAP FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

(FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)

The prospectuses for shares of Class 1, Class 2 and Class 3 are amended by replacing the “Regulatory Update” section under “Additional Information, All Funds” (or under “Additional Information”) with the following:

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the Company) claiming violations of the Massachusetts Uniform Securities Act (Massachusetts Act) with respect to an alleged arrangement to permit market timing (the Massachusetts Proceeding). On September 20, 2004, Franklin Resources, Inc. announced that an agreement had been reached by two of its subsidiaries, Franklin Advisers, Inc. (Advisers) and Franklin Templeton Alternative Strategies, Inc. (FTAS), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the State of Massachusetts) related to the Massachusetts Proceeding. Under the terms of the settlement consent order issued by the State of Massachusetts, Advisers and FTAS have consented to the entry of a cease and desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Advisers reached with the Securities and Exchange Commission described below.

SUPP-1

On November 19, 2004, the Company reached a second agreement with the State of Massachusetts regarding an administrative complaint filed on October 25, 2004. The second complaint alleged that the Company’s Form 8-K filing describing the original settlement failed to state the company had admitted the Statements of Fact portion of the settlement order when it stated, “Franklin did not admit or deny engaging in any wrongdoing.”

As a result of the November 19, 2004 settlement with the State of Massachusetts, the Company filed a new Form 8-K. The terms of the original settlement did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, the Company announced that Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) reached an agreement with the California Attorney General’s Office (CAGO), resolving the issues resulting from the CAGO’s investigation concerning marketing support payments to securities dealers who sell fund shares. Under the terms of the settlement with the CAGO, Distributors has agreed to pay $2 million as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO.

The Company, in addition to most of the mutual funds within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada, New Jersey and New York. These parties, as well as certain of the mutual funds’ trustees/directors, have also been named in a shareholder class action filed in March 2004 in the United States District Court in New Jersey. This lawsuit alleges violations of certain provisions of the federal securities laws and state common law fiduciary obligations in connection with Rule 12b-1 fees and brokerage commissions paid by the mutual funds. These lawsuits seek damages of unspecified amounts. The Company believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that additional similar civil actions related to the matters described above may be filed in the future.

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) had reached a settlement with the U.S. Securities and Exchange Commission (SEC) that resolved an SEC investigation of market timing activity in the Franklin Templeton Investments funds. As part of the settlement, on August 2, 2004, the SEC issued an “Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order” (the August Order). The SEC’s August Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts Proceeding described above.

SUPP-2

Under the terms of the SEC’s August Order, Advisers, while neither admitting nor denying any of the findings therein, has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. Because the distribution methodology has not yet been developed, it is presently not possible to say which particular funds will be determined to have been affected or which particular groups of fund shareholders will receive distributions or in what proportion and amounts. In the August Order, the SEC notes that the Company has generally sought to detect, discourage and prevent market timing in its funds and began to increase its efforts to control market timing in 1999. The August Order also requires Advisers to, among other things:

•	Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman;

•	Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests; and

•	Retain an Independent Distribution Consultant to develop a plan to distribute the $50 million settlement to fund shareholders.

On December 13, 2004, the Company announced that it reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. The settlement agreement relates to an order (December Order) the SEC issued instituting administrative and cease-and-desist proceedings, making findings, and imposing remedial sanctions against Distributors and Advisers. In connection with this settlement, Advisers and Distributors also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of Fund shares, and to make additional disclosures in the Funds’ Prospectuses and Statements of Additional Information.

Under the terms of the SEC’s December Order, Advisers and Distributors, while neither admitting nor denying any of the findings therein, agreed to pay $20 million as a civil penalty, and $1 as restitution to be distributed to Franklin Templeton funds in accordance with a plan to be developed by an Independent Distribution Consultant. Because the distribution methodology has not yet been developed, it is presently not possible to say which particular funds will be determined to have been affected or will receive distributions or in what proportion and amounts.

These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on the Company’s website at franklintempleton.com under “Statement on Current Industry Issues.”

Please keep this supplement for future reference.

SUPP-3

TEMPLETON GROWTH SECURITIES FUND

We are pleased to bring you Templeton Growth Securities Fund’s annual report for the fiscal year ended December 31, 2004.

Performance Summary as of 12/31/04

Average annual total return of Class 1 shares represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.

Periods ended 12/31/04

	1-Year	5-Year	10-Year
Average Annual Total Return	+16.25%	+4.87%	+10.01%

Total Return Index Comparison

for Hypothetical $10,000 Investment (1/1/95–12/31/04)

The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance is compared to the performance of the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.

*Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Templeton Growth Securities Fund – Class 1

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Performance data quoted represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goals and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

Performance Overview

You can find the Fund’s one-year total return in the Performance Summary. The Fund outperformed its benchmark, the MSCI AC World Index, which returned 15.75% for the year under review.1

Economic and Market Overview

The global economic recovery continued in 2004, led by growth in China and the U.S. As of December 31, 2004, U.S. gross domestic product (GDP) had increased for 13 consecutive quarters.2 In China, GDP grew 9.5% in 2004.3

The 12-nation euro zone lagged other regions in the current recovery. However, the European Central Bank projected euro zone growth may be between 1.6% and 2.0% in 2004, compared with only 0.5% in 2003. In Japan, the economy struggled to emerge from a decade-long deflationary period. Although the country’s consumer and business confidence reached their highest levels since 1991, economic growth slowed in response to higher oil prices and reduced external demand. In addition, the U.S. dollar declined approximately 4% versus the yen and 7% versus the euro during 2004.4 This hurt Japanese and European exports into the U.S., as it made their goods more expensive in the world’s biggest market. However, the greenback’s protracted decline should also benefit the U.S. current account deficit by making U.S. goods more competitive in international markets.

Oil prices increased during most of 2004, reaching $56 per barrel in October, but declined to end the year at $43. Higher oil prices triggered investor worries about inflation, decreased spending — due to cautionary consumer and business sentiment — and slower economic and corporate profit growth. As of December 31, 2004, the 12-month moving average price of oil was about $41 per barrel.5

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: National Bureau of Statistics of China.

4. Source: FactSet Research Systems Inc.

5. Source: U.S. Department of Energy.

Fund Risks: Stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing involves special risks including currency fluctuations, economic instability, and social and political developments. Emerging markets involve heightened risks due to their relatively smaller size and lesser liquidity. Bonds and other debt obligations are affected by changes in interest rates and the creditworthiness of their issuers. The Fund’s prospectus also includes a description of the main investment risks.

In this environment, the MSCI AC World Index’s total return was 15.75% in U.S. dollars for the 12-month period ended December 31, 2004.6 Emerging markets, as measured by the MSCI Emerging Markets Index, had a one-year total return of 25.95% in U.S. dollars.6 In local currencies, these indexes had notably lower total returns of 12.05% and 16.45% for the same period.6 In 2004, most of the world’s currencies strengthened in relation to the U.S. dollar, which benefited U.S.-based investors of non-U.S. developed and emerging market equities.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

As in past reporting periods, our bottom-up investment strategy for the Fund resulted in a geographic and industry mix that was very different than that of the benchmark MSCI AC World Index. Geographically, we continued to find securities for our bargain list across the globe. From a country standpoint, our substantially overweighted exposure to the U.K. and underweighted exposure to the U.S. contributed positively to the Fund’s relative performance during the year under review. Our U.K. holdings Reuters Group, BAE Systems and Abbey National (exchanged for Banco Santander Central Hispano shares) performed well, while our U.S. holdings AT&T Wireless, CIGNA and Noble Corp. also appreciated. We sold Reuters Group and AT&T Wireless during the period. Combined with strong stock selection, the weakening U.S. dollar played a part in driving the Fund’s outperformance. In addition, our overweighted positions in Hong Kong and Switzerland aided Fund performance.

Looking at the Fund from an industry perspective, a number of sectors stood out. Despite being underweighted, information technology contributed the most sector-wise to Fund performance.7 Our holdings in

6. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

7. The information technology sector comprises IT services, software, computers and peripherals, electronic equipment and instruments, and semiconductors and semiconductor equipment in the SOI.

Nintendo and Check Point Software Technologies appreciated 35% and 46%, respectively, during the year. Our overweighting and strong stock selection in materials and telecommunication services sectors also benefited Fund performance.8

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2004, the U.S. dollar declined in value relative to most non-U.S. currencies. At the end of the period, the Fund’s portfolio was invested primarily in securities with non-U.S. currency exposure, which resulted in a positive effect on Fund performance. However, one cannot expect the same result in future periods.

Offsetting the Fund’s gains, the lower-than-index exposure to Australia, Japan and Canada hurt the Fund’s relative performance. We held no Australian stocks, and Japanese holdings such as Nomura Holdings and Nippon Telegraph & Telephone and Canadian holding Celestica stumbled. From the sector perspective, financials stocks generally lost value. Kookmin Bank, Swiss Reinsurance and the aforementioned Nomura Holdings had a negative impact on the Fund.

During the reporting period, holding a larger-than-normal cash position was a drag on the Fund’s performance. Fund inflows were strong and we were not able to quickly invest the cash.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2004, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 12/31/04

Company Sector/Industry, Country	% of Total Net Assets

GlaxoSmithKline PLC	2.0%
Pharmaceuticals, U.K.

Shell Transport & Trading Co. PLC	1.7%
Oil & Gas, U.K.

British Sky Broadcasting Group PLC	1.7%
Media, U.K.

Nestlé SA	1.6%
Food Products, Switzerland

Unilever NV	1.5%
Food Products, Netherlands

E.ON AG	1.4%
Electric Utilities, Germany

BP PLC	1.4%
Oil & Gas, U.K.

Eni SpA	1.4%
Oil & Gas, Italy

Royal Bank of Scotland Group PLC, ord. & 144A	1.3%
Commercial Banks, U.K.

Nomura Holdings Inc.	1.2%
Capital Markets, Japan

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Growth Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 6/30/04	Ending Account Value 12/31/04	Fund-Level Expenses Incurred During Period* 6/30/04-12/31/04
Actual	$1,000	$1,110.40	$4.56
Hypothetical (5% return before expenses)	$1,000	$1,020.81	$4.37

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.86%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Year Ended December 31,

	2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.31	$8.67	$11.09	$13.76	$15.63

Income from investment operations:
Net investment income[a]	.21	.17	.17	.26	.30
Net realized and unrealized gains (losses)	1.61	2.63	(2.13)	(.36)	(.15)

Total from investment operations	1.82	2.80	(1.96)	(.10)	.15

Less distributions from:
Net investment income	(.15)	(.16)	(.24)	(.28)	(.27)
Net realized gains	—	—	(.22)	(2.29)	(1.75)

Total distributions	(.15)	(.16)	(.46)	(2.57)	(2.02)

Net asset value, end of year	$12.98	$11.31	$8.67	$11.09	$13.76

Total return[b]	16.25%	32.62%	(18.32)%	(.98)%	1.74%
Ratios/supplemental data
Net assets, end of year (000’s)	$800,118	$769,339	$665,537	$966,725	$1,163,637
Ratios to average net assets:
Expenses	.86%	.88%	.87%	.85%	.88%
Net investment income	1.75%	1.74%	1.69%	2.13%	2.18%
Portfolio turnover rate	19.13%	37.43%	30.67%	31.05%	69.67%

[a]Based	on average daily shares outstanding.

bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Year Ended December 31,

	2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.19	$8.59	$11.01	$13.69	$15.60

Income from investment operations:
Net investment income[a]	.17	.13	.13	.21	.25
Net realized and unrealized gains (losses)	1.61	2.62	(2.10)	(.34)	(.15)

Total from investment operations	1.78	2.75	(1.97)	(.13)	.10

Less distributions from:
Net investment income	(.14)	(.15)	(.23)	(.26)	(.26)
Net realized gains	—	—	(.22)	(2.29)	(1.75)

Total distributions	(.14)	(.15)	(.45)	(2.55)	(2.01)

Net asset value, end of year	$12.83	$11.19	$8.59	$11.01	$13.69

Total return[b]	16.03%	32.13%	(18.49)%	(1.31)%	1.47%
Ratios/supplemental data
Net assets, end of year (000’s)	$1,189,112	$511,659	$190,054	$113,925	$79,043
Ratios to average net assets:
Expenses	1.11%	1.13%	1.12%	1.10%	1.12%
Net investment income	1.50%	1.49%	1.44%	1.80%	1.87%
Portfolio turnover rate	19.13%	37.43%	30.67%	31.05%	69.67%

[a]Based	on average daily shares outstanding.
[b]Total	return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, December 31, 2004

	COUNTRY	SHARES	VALUE
Common Stocks 85.3%
Aerospace & Defense 3.3%
BAE Systems PLC	United Kingdom	4,506,173	$19,936,905
BAE Systems PLC, 144A	United Kingdom	36,352	160,834
Boeing Co.	United States	299,590	15,509,774
Raytheon Co.	United States	361,410	14,033,550
[a]Rolls-Royce Group PLC	United Kingdom	3,292,060	15,607,870
[a]Rolls-Royce Group PLC, B	United Kingdom	104,687,508	204,963

			65,453,896

Airlines .6%
Singapore Airlines Ltd.	Singapore	1,720,100	12,013,196

Auto Components .6%
Valeo SA	France	262,715	10,980,326

Automobiles .6%
Volkswagen AG	Germany	258,907	11,717,077

Capital Markets 2.4%
Morgan Stanley	United States	100,000	5,552,000
Nomura Holdings Inc.	Japan	1,641,173	23,939,782
UBS AG	Switzerland	213,966	17,846,938

			47,338,720

Chemicals 3.2%
Akzo Nobel NV	Netherlands	493,365	21,008,785
BASF AG	Germany	145,200	10,427,161
Bayer AG, Br.	Germany	423,776	14,319,088
[a]Syngenta AG	Switzerland	174,770	18,536,561

			64,291,595

Commercial Banks 5.0%
Banco Santander Central Hispano SA	Spain	1,310,140	16,231,855
DBS Group Holdings Ltd.	Singapore	603,000	5,947,620
[a]Hana Bank	South Korea	157,540	3,926,325
[a]Kookmin Bank	South Korea	373,740	14,621,783
Lloyds TSB Group PLC	United Kingdom	1,032,660	9,375,565
Nordea Bank AB	Sweden	1,087,191	10,964,041
Royal Bank of Scotland Group PLC	United Kingdom	237,980	8,003,013
Royal Bank of Scotland Group PLC, 144A	United Kingdom	511,885	17,214,145
Standard Chartered PLC	United Kingdom	698,325	12,981,837

			99,266,184

Commercial Services & Supplies 1.9%
H&R Block Inc.	United States	177,790	8,711,710
Rentokil Initial PLC	United Kingdom	5,968,960	16,927,979
Securitas AB, B	Sweden	764,565	13,119,257

			38,758,946

Computers & Peripherals .9%
[a]Maxtor Corp.	United States	1,145,880	6,073,164
[a]Seagate Technology	United States	740,005	12,779,886

			18,853,050

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, December 31, 2004 (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Diversified Telecommunication Services 6.5%
BCE Inc.	Canada	939,345	$22,650,483
[a]Belgacom SA	Belgium	273,600	11,806,546
KT Corp., ADR	South Korea	1,011,735	22,065,940
Nippon Telegraph & Telephone Corp.	Japan	4,272	19,186,878
SBC Communications Inc.	United States	441,280	11,371,786
TDC AS	Denmark	430,274	18,189,214
Telefonica SA	Spain	365,190	6,868,498
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	450,465	17,261,819

			129,401,164

Electric Utilities 4.0%
DTE Energy Co.	United States	539,285	23,259,362
E.ON AG	Germany	301,375	27,474,316
Endesa SA	Spain	639,690	15,008,739
Hong Kong Electric Holdings Ltd.	Hong Kong	2,867,498	13,096,462

			78,838,879

Electronic Equipment & Instruments 1.4%
[a]Celestica Inc.	Canada	403,440	5,692,538
Hitachi Ltd.	Japan	3,130,500	21,701,377

			27,393,915

Energy Equipment & Services .9%
[a]Noble Corp.	United States	347,400	17,279,676

Food & Staples Retailing 1.3%
Albertson’s Inc.	United States	494,700	11,813,436
[a]Kroger Co.	United States	764,261	13,405,138

			25,218,574

Food Products 4.5%
Cadbury Schweppes PLC	United Kingdom	1,843,610	17,162,863
H.J. Heinz Co.	United States	278,585	10,862,029
Nestle SA	Switzerland	120,369	31,441,045
Unilever NV	Netherlands	438,390	29,346,169

			88,812,106

Health Care Equipment & Supplies .8%
Olympus Corp.	Japan	750,000	16,000,293

Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	United States	336,571	19,749,986
CIGNA Corp.	United States	215,072	17,543,423
HCA Inc.	United States	264,750	10,579,410
[a]Tenet Healthcare Corp.	United States	1,816,075	19,940,504

			67,813,323

Hotels Restaurants & Leisure 1.7%
Accor SA	France	518,800	22,676,203
Compass Group PLC	United Kingdom	2,499,790	11,815,680

			34,491,883

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, December 31, 2004 (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables 1.7%
Koninklijke Philips Electronics NV	Netherlands	556,890	$14,743,695
Sony Corp.	Japan	499,300	19,305,097

			34,048,792

Industrial Conglomerates 1.7%
Smiths Group PLC	United Kingdom	1,080,061	17,041,156
Swire Pacific Ltd., A	Hong Kong	1,406,800	11,764,357
Tyco International Ltd.	United States	166,120	5,937,129

			34,742,642

Insurance 3.6%
ACE Ltd.	Bermuda	297,200	12,705,300
AXA SA	France	370,111	9,130,731
Swiss Reinsurance Co.	Switzerland	319,590	22,672,525
Willis Group Holdings Ltd.	United States	311,038	12,805,434
XL Capital Ltd., A	Bermuda	185,292	14,387,924

			71,701,914

IT Services 1.2%
Electronic Data Systems Corp.	United States	794,633	18,356,023
Satyam Computers Services Ltd.	India	481,726	4,565,537

			22,921,560

Leisure Equipment & Products .9%
Fuji Photo Film Co. Ltd.	Japan	482,000	17,600,859
Mattel Inc.	United States	8,600	167,614

			17,768,473

Media 6.2%
British Sky Broadcasting Group PLC	United Kingdom	3,093,596	33,371,741
[a]DIRECTV Group Inc.	United States	1,203,819	20,151,930
[a]Interpublic Group of Cos. Inc.	United States	702,015	9,407,001
Pearson PLC	United Kingdom	1,600,718	19,310,746
Reed Elsevier NV	Netherlands	1,484,375	20,203,389
VNU NV	Netherlands	318,410	9,389,146
Wolters Kluwer NV	Netherlands	590,730	11,839,931

			123,673,884

Metals & Mining 2.0%
Barrick Gold Corp.	Canada	745,345	18,052,256
BHP Billiton PLC	United Kingdom	836,750	9,805,287
POSCO	South Korea	61,332	11,079,100

			38,936,643

Multi-Utilities & Unregulated Power 1.1%
National Grid Transco PLC	United Kingdom	2,334,378	22,246,894

Oil & Gas 5.9%
BP PLC	United Kingdom	2,782,360	27,130,387
El Paso Corp.	United States	221,400	2,302,560
Eni SpA	Italy	1,081,305	27,028,223
Repsol YPF SA	Spain	919,148	23,897,948
Shell Transport & Trading Co. PLC	United Kingdom	4,027,633	34,325,100
TransCanada Corp.	Canada	89,875	2,233,105

			116,917,323

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, December 31, 2004 (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Paper & Forest Products 2.8%
Bowater Inc.	United States	191,800	$8,433,446
International Paper Co.	United States	240,000	10,080,000
Stora Enso OYJ, R	Finland	1,245,938	19,037,700
UPM-Kymmene Corp.	Finland	862,805	19,143,003

			56,694,149

Pharmaceuticals 8.4%
Abbott Laboratories	United States	313,207	14,611,107
Bristol-Myers Squibb Co.	United States	862,800	22,104,936
GlaxoSmithKline PLC	United Kingdom	1,661,700	38,976,494
Novartis AG	Switzerland	412,490	20,643,514
Pfizer Inc.	United States	816,660	21,959,987
Sanofi-Aventis	France	243,046	19,393,021
Shire Pharmaceuticals Group PLC	United Kingdom	1,111,940	11,674,751
Takeda Pharmaceutical Co. Ltd.	Japan	357,000	17,985,940

			167,349,750

Real Estate 1.1%
Cheung Kong Holdings Ltd.	Hong Kong	2,243,499	22,369,181

Semiconductors & Semiconductor Equipment .7%
Samsung Electronics Co. Ltd.	South Korea	30,300	13,186,003

Software 1.6%
[a]Cadence Design Systems Inc.	United States	605,945	8,368,101
[a]Check Point Software Technologies Ltd.	Israel	176,510	4,347,441
Nintendo Co. Ltd.	Japan	160,000	20,105,448

			32,820,990

Specialty Retail .2%
[a]Office Depot Inc.	United States	187,200	3,249,792

Wireless Telecommunication Services 3.2%
China Mobile (Hong Kong) Ltd., fgn.	China	2,608,500	8,842,885
KDDI Corp.	Japan	2,369	12,767,897
SK Telecom Co. Ltd.	South Korea	80,853	15,386,438
SK Telecom Co. Ltd., ADR	South Korea	303,380	6,750,205
Vodafone Group PLC	United Kingdom	7,603,943	20,616,088

			64,363,513

Total Common Stocks (Cost $1,406,827,764)			1,696,914,306

Preferred Stocks .7%
Automobiles .2%
Volkswagen AG, pfd.	Germany	108,300	3,600,594

Metals & Mining .5%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	415,500	10,129,890

Total Preferred Stocks (Cost $6,373,138)			13,730,484

Total Long Term Investments (Cost $1,413,200,902)			1,710,644,790

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, December 31, 2004 (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE
Short Term Investments 13.9%
U.S. Government and Agency Securities 5.9%
[b]Federal Home Loan Bank, 1/03/05	United States	$90,777,000	$90,767,544
[b]U.S. Treasury Bill, 3/10/05	United States	26,950,000	26,847,725

Total U.S. Government and Agency Securities (Cost $117,612,057)			117,615,269

Total Investments before Repurchase Agreements (Cost $1,530,812,959)			1,828,260,059

Repurchase Agreements 8.0%
[c]BZW Securities Inc., 1.40%, 1/03/05 (Maturity Value $50,005,833) Collateralized by [b]U.S. Treasury Bills, 6/30/05	United States	50,000,000	50,000,000
[c]Dresdner Bank AG, 1.60%, 1/03/05 (Maturity Value $8,001,067) Collateralized by [b]U.S. Treasury Bills, 1/03/05	United States	8,000,000	8,000,000
[c]Paribas Corp., 2.10%, 1/03/05 (Maturity Value $100,017,500) Collateralized by U.S. Government Agency Securities, 1.44 - 7.125%, 2/15/05 - 9/14/06	United States	100,000,000	100,000,000

Total Repurchase Agreements (Cost $158,000,000)			158,000,000

Total Investments (Cost $1,688,812,959) 99.9%			1,986,260,059
Other Assets, less Liabilities .1%			2,970,010

Net Assets 100.0%			$1,989,230,069

Portfolio Abbreviation:

ADR - American Depository Receipt

[a]	Non-income producing.
[b]	Security is traded on a discount basis with no stated coupon rate.
[c]	See Note 1(c) regarding repurchase agreements.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,530,812,959
Cost - Repurchase agreements	158,000,000

Total cost of investments	$1,688,812,959

Value - Unaffiliated issuers	$1,828,260,059
Value - Repurchase agreements	158,000,000

Total value of investments	1,986,260,059

Cash	119,091
Receivables:
Investment securities sold	732,867
Capital shares sold	3,847,583
Dividends	3,356,892

Total assets	1,994,316,492

Liabilities:
Payables:
Investment securities purchased	3,137,682
Capital shares redeemed	273,861
Affiliates	1,513,745
Other liabilities	161,135

Total liabilities	5,086,423

Net assets, at value	$1,989,230,069

Net assets consist of:
Undistributed net investment income	$23,647,817
Net unrealized appreciation (depreciation)	297,555,870
Accumulated net realized gain (loss)	(11,268,804)
Capital shares	1,679,295,186

Net assets, at value	$1,989,230,069

Class 1:
Net assets, at value	$800,117,851

Shares outstanding	61,653,594

Net asset value and offering price per share	$12.98

Class 2:
Net assets, at value	$1,189,112,218

Shares outstanding	92,680,531

Net asset value and offering price per share	$12.83

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the year ended December 31, 2004

Investment income:
Dividends (net of foreign taxes of $3,684,309)	$37,436,753
Interest (net of foreign taxes of $382)	2,663,135

Total investment income	40,099,888

Expenses:
Management fees (Note 3)	12,123,842
Distribution fees - Class 2 (Note 3)	1,941,766
Transfer agent fees	17,857
Custodian fees (Note 4)	383,219
Reports to shareholders	474,499
Professional fees	106,885
Trustees’ fees and expenses	9,097
Other	72,947

Total expenses	15,130,112
Expense reductions (Note 4)	(11,564)

Net expenses	15,118,548

Net investment income	24,981,340

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	67,533,471
Foreign currency transactions	308,452

Net realized gain (loss)	67,841,923

Net change in unrealized appreciation (depreciation) on:
Investments	160,634,233
Translation of assets and liabilities denominated in foreign currencies	(231,130)
Deferred taxes	258,124

Net change in unrealized appreciation (depreciation)	160,661,227

Net realized and unrealized gain (loss)	228,503,150

Net increase (decrease) in net assets resulting from operations	$253,484,490

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

for the years ended December 31, 2004 and 2003

	2004	2003

Increase (decrease) in net assets:
Operations:
Net investment income	$24,981,340	$16,388,847
Net realized gain (loss) from investments and foreign currency transactions	67,841,923	(17,131,289)
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, and deferred taxes	160,661,227	296,799,389

Net increase (decrease) in net assets resulting from operations	253,484,490	296,056,947
Distributions to shareholders from:
Net investment income:
Class 1	(9,645,451)	(11,363,488)
Class 2	(8,547,806)	(4,553,762)

Total distributions to shareholders	(18,193,257)	(15,917,250)
Capital share transactions: (Note 2)
Class 1	(75,091,706)	(80,154,599)
Class 2	548,032,814	225,420,705

Total capital share transactions	472,941,108	145,266,106
Net increase (decrease) in net assets	708,232,341	425,405,803
Net assets:
Beginning of year	1,280,997,728	855,591,925

End of year	$1,989,230,069	$1,280,997,728

Undistributed net investment income included in net assets:
End of year	$23,647,817	$16,602,943

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-one separate series (the Funds). Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund’s investment objective is capital growth.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Repurchase agreements are valued at cost.

Corporate debt securities and U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2004, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund’s shares were as follows:

	Year Ended December 31,
	2004		2003
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,256,557	$14,860,796	1,110,988	$10,553,604
Shares issued in reinvestment of distributions	835,104	9,645,451	1,181,236	11,363,488
Shares redeemed	(8,487,240)	(99,597,953)	(11,030,466)	(102,071,691)

Net increase (decrease)	(6,395,579)	$(75,091,706)	(8,738,242)	$(80,154,599)

Class 2 Shares:
Shares sold	50,615,234	$589,822,365	30,448,582	$289,636,811
Shares issued in reinvestment of distributions	747,186	8,547,806	477,333	4,553,762
Shares redeemed	(4,387,645)	(50,337,357)	(7,334,303)	(68,769,868)

Net increase (decrease)	46,974,775	$548,032,814	23,591,612	$225,420,705

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

Entity	Affiliation
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.00%	First $100 million
.90%	Over $100 million, up to and including $250 million
.80%	Over $250 million, up to and including $500 million
.75%	Over $500 million

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on the average daily net assets of the Fund, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $11,265,016 which may be carried over to offset future capital gains. Such losses expire in 2011.

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $3,788. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

	2004	2003
Distributions paid from ordinary income	$18,193,257	$15,917,250

Net investment income (loss) and realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (continued)

5. INCOME TAXES (cont.)

At December 31, 2004, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$1,688,812,959

Unrealized appreciation	$337,882,790
Unrealized depreciation	(40,435,690)

Net unrealized appreciation (depreciation)	$297,447,100

Distributable earnings - undistributed ordinary income	$23,647,326

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended December 31, 2004, aggregated $620,859,324 and $257,281,470, respectively.

7. REGULATORY MATTERS

Investigations

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

Settlements

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an “Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order” (the “Order”). The SEC’s Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC’s Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (continued)

7. REGULATORY MATTERS (cont.)

Settlements (cont.)

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. (“FTAS”), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the “State of Massachusetts”) related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the “Massachusetts Consent Order”). The Massachusetts Consent Order included two different sections: “Statements of Fact” and “Violations of Massachusetts Securities Laws.” Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.’s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that “Franklin did not admit or deny engaging in any wrongdoing”) failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the “Second Complaint”). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. (“FTDI”) reached an agreement with the CAGO, resolving the issues resulting from the CAGO’s investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO’s complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC’s investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an “Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934” (the “Second Order”).

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds’ Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company’s expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

Other Legal Proceedings

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (continued)

7. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC’s August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company’s future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Franklin Templeton Variable Insurance Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Growth Securities Fund (the Fund) (one of the funds constituting Franklin Templeton Variable Insurance Products Trust) at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 9, 2005

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates 29.48% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2004.

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends and interest paid to the Fund on these investments. The Fund elects to treat foreign taxes paid under Section 853 of the Code. This election will allow shareholders of record in June 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The foreign tax information will be disclosed in the June 2005, semi-annual report of the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements

Statement of Assets and Liabilities

As of December 31, 2004

Assets
Investment in Franklin Templeton Variable Insurance Products Trust (FTVIPT) — Templeton Growth Securities Fund — Class 1, at market value — (cost $2,517,196)	$2,491,873
Receivable from Templeton Funds Annuity Company	7,496

Net assets	$2,499,369

Accumulation Units
Units outstanding	191,978

Unit value (accumulation)	12.98

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

Statement of Operations

For the year ended December 31, 2004

Investment Income:
Income:
Dividend distributions	$30,699
Expenses:
Periodic charge (Note 2)	28,583

Net investment income	2,116

Realized and unrealized gain on investments:
Net realized loss on investments	(112,770)
Unrealized appreciation of investments for the year	442,816

Net gain on investments	330,045

Net increase in net assets from operations	$332,162

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

Statements of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003

Increase (decrease) in net assets from operations:
Net investment income	$2,116	$10,753
Net realized (loss) on investments	(112,770)	(151,722)
Unrealized appreciation (depreciation) of investments for the year	442,816	736,646

Net increase (decrease) in net assets from operations	332,163	595,678

Annuity unit transactions:
Annuity payments	(263,987)	(224,526)
Increase (decrease) in annuity reserves for mortality experience (Note 1)	32,739	(19,560)

Net decrease in net assets derived from annuity unit transactions	(231,249)	(244,086)

Total increase (decrease) in net assets	100,914	351,592
Net Assets:
Beginning of period	2,398,456	2,046,864

End of period	$2,499,370	$2,398,456

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

1. ORGANIZATION AND SUMMARY OF ACCOUNTING POLICIES

The Templeton Immediate Variable Annuity Separate Account (the Separate Account) was established on November 6, 1990 by resolution of the Board of Directors of Templeton Funds Annuity Company (the Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Immediate Variable Annuity, which is designed for distributing the benefits of tax deferred retirement plans and to provide annuity income from non-tax qualified accumulation. As of December 31, 2004, all assets of the Separate Account are invested in the Franklin Templeton Variable Insurance Products Trust (FTVIPT) – Templeton Growth Securities Fund Class 1. The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Valuation of Securities

Investments in shares of the FTVIPT are carried in the Statement of Assets and Liabilities at net asset value (market value).

Dividends

Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the Fund.

Income Taxes

Operations of the Separate Account from a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant’s gross income until amounts are received pursuant to an Annuity.

Annuity Reserves

Annuity reserves carried by the Company are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rate is 5%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2. PERIODIC CHARGE

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.2 percent of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.6 percent of average annual net assets to cover expense risk and 0.6 percent to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

3. INVESTMENT

During the period ended December 31, 2004, purchases and sales of Templeton Growth Securities Fund Class 1 shares aggregated $30,699 and $307,702 respectively. Realized gains and losses are reported on an identified cost basis.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements (continued)

4. UNIT VALUES

A summary of unit values and units outstanding for variable contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2004, follows:

	Net Assets			Net investment income as a % of average net assets	Expenses as a % of average net assets	Total Return
	Units	Unit Value	0
December 31, 2004	191,978	12.98	2,499	1.3%	1.2%	13.5%
December 31, 2003	215,635	11.31	2,398	1.6%	1.1%	26.6%
December 31, 2002	235,566	8.67	2,047	2.4%	1.2%	-21.2%
December 31, 2001	251,668	11.09	2,777	2.1%	1.2%	-2.2%
December 31, 2000	229,408	13.76	3,107	1.1%	1.2%	5.8%
December 31, 1999	132,510	24.39	3,236	1.6%	1.2%	24.0%
December 31, 1998	130,997	21.07	2,759

5. CONCENTRATIONS OF CREDIT RISKS

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the FTVIPT – Templeton Growth Securities Fund Class 1. FTVIPT’s investment securities are managed by professional investment managers within established guidelines. As of December 31, 2004, in management’s opinion, the Separate Account had no significant concentration of credit risk.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT

Report of Independent Certified Public Accountants

The Participants of

Templeton Immediate Variable Annuity Separate Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Templeton Immediate Variable Annuity Separate Account (the “Separate Account”) at December 31, 2004, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 22, 2005

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse First Boston (CSFB) High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Euro Emerging Markets Bond Index Global (EMBIG) tracks total returns for euro-denominated straight fixed coupon instruments issued by emerging market sovereign and quasi-sovereign entities.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must be publicly issued, fixed rate, and have at least par amount outstanding. They must also be dollar denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Intermediate Government Bond Index includes securities issued by the U.S. Treasury or agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper Multi-Sector Income Funds Objective Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the one-year period ended 12/31/04, there were 112 funds in this category. Lipper calculations do not include sales charges, but include reinvestment of any income and distributions. Fund performance relative to the average may have differed if these and other factors had been considered.

Lipper VIP Equity Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds are defined as funds that seek relatively high current income and growth of income through investing at least 60% of their portfolio in equity securities. For the one-year period ended 12/31/04, there were 61 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds are defined as funds that invest primarily in U.S. government and Agency issues. For the one-year period ended 12/31/04, there were 56 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds seek a high level of current income by investing in income-producing stocks, bonds and money market instruments. For the one-year period ended 12/31/04, there were 18 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2-, 5- and 10-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Merrill Lynch U.S. Treasury Strips 1-Year Index consists of U.S. Treasury debt that has been issued in stripped form that is captured in the Merrill Lynch U.S. Broad Market Index. The index is composed of a single synthetic security rolled daily to achieve a 1-year constant maturity.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed markets.

National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a market capitalization-weighted index designed to measure the performance of emerging market stocks. It tracks approximately 2,000 securities such as Brazil, Mexico, China and South Korea. Performance represents total return in $US.

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person’s successor is elected and qualified.

Independent Board Members

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
FRANK H. ABBOTT, III (83) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	113	None

Principal Occupation During Past 5 Years: President and Director, Abbott Corporation (an investment company).
HARRIS J. ASHTON (72) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	142	Director, Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (76) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	49	None

Principal Occupation During Past 5 Years:

Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

S. JOSEPH FORTUNATO (72) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	143	None

Principal Occupation During Past 5 Years: Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
FRANK W.T. LAHAYE (75) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1988	115	Director, The California Center for Land Recycling (redevelopment).

Principal Occupation During Past 5 Years: General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).
GORDON S. MACKLIN (76) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	142	Director, Martek Biosciences Corporation; MedImmune, Inc. (biotechnology); and Overstock.com (Internet services); and formerly, Director, MCI Communication Corporation (subsequently known as MCI WorldCom, Inc. and WorldCom, Inc.) (communications services) (1988-2002), White Mountains Insurance Group Ltd. (holding company) (1987-2004) and Spacehab, Inc. (aerospace services) (1994-2003).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).

BOD-1

Interested Board Members and Officers

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
**CHARLES B. JOHNSON (71) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1988	142	None

Principal Occupation During Past 5 Years:

Chairman of the Board, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

**RUPERT H. JOHNSON, Jr. (64) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer— Investment Management	Trustee since 1988 and President and Chief Executive Officer—Investment Management since 2002	125	None

Principal Occupation During Past 5 Years:

Vice Chairman, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

HARMON E. BURNS (59) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1988	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Vice Chairman, Member—Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (52) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer	Since July 2004	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

LAURA FERGERSON (42) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer	Since July 2004	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Officer of 34 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

BOD-2

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
MARTIN L. FLANAGAN (44) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1995	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.

JIMMY D. GAMBILL (57) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Senior Vice President and Chief Executive Officer—Finance and Administration	Since 2002	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).

BARBARA J. GREEN (57) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).

MICHAEL O. MAGDOL (67) 600 Fifth Avenue Rockefeller Center New York, NY 10048-0772	Vice President— AML Compliance	Since 2002	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.

BOD-3

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
MURRAY L. SIMPSON (67) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).

GALEN G. VETTER (53) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Chief Financial Officer and Chief Accounting Officer	Since May 2004	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services, LLC; and formerly, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.

*We	base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles	B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust’s advisers and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board of Directors has determined that there is at least one such financial expert on the Audit Committee and has designated Frank W.T. LaHaye as its audit committee financial expert. The Board believes that Mr. LaHaye qualifies as such an expert in view of his extensive business background and experience, including service as President and Director of McCormick Selph Associates from 1954 through 1965; Director and Chairman of Teledyne Canada Ltd. from 1966 through 1971; Director and Chairman of Quarterdeck Corporation from 1982 through 1998; and services as a Director of various other public companies including U.S. Telephone Inc. (1981-1984), Fisher Imaging Inc. (1991-1998) and Digital Transmissions Systems (1995-1999). In addition, Mr. LaHaye served from 1981 to 2000 as a Director and Chairman of Peregrine Venture Management Co., a venture capital firm, and has been a Member and Chairman of the Fund’s Audit Committee since its inception. As a result of such background and experience, the Board of Directors believes that Mr. LaHaye has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. LaHaye is an independent Director as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Contract owners may call 1-800/321-8563 or their insurance companies to request the SAI.

BOD-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION

Proxy Voting Policies and Procedures

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

SI-1

One Franklin Parkway San Mateo, CA 94403-1906

Annual Report

Franklin Templeton Variable Insurance Products Trust

Insurance Issuer

Templeton Funds Annuity Company

100 Fountain Parkway

St. Petersburg, FL 33716-1205

1-800-774-5001

Investment Manager

Templeton Global Advisors Limited

Lyford Cay

Nassau, N.P., Bahamas

Principal Underwriter

Franklin Templeton Distributors, Inc.

One Franklin Parkway

San Mateo, CA 94403

This report was prepared for contract owners who have previously received a prospectus for their annuity contract and for Templeton Growth Securities Fund, a series of Franklin Templeton Variable Insurance Products Trust.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls may be identified by the presence of a regular beeping tone.

TIVA AR04 02/05

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 11(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is Frank W.T. LaHaye and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules And Releases.

Item 4.	Principal Accountant Fees and Services.

    N/A

Item 5.	Audit Committee of Listed Registrants.

   N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   N/A

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

   N/A

Item 9.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 10.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11.	Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers

(b)(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer – Finance and Administration

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer – Finance and Administration

Date:	February 18, 2005

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer

Date:	February 18, 2005